Document And Entity Information	Total
Risk/Return:
Document Type	497
Document Period End Date	Mar. 16, 2020
Entity Registrant Name	JNL INVESTORS SERIES TRUST
Entity Central Index Key	0001121257
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Mar. 20, 2020
Document Effective Date	Mar. 16, 2020
Prospectus Date	Apr. 29, 2019